Sep. 28, 2018

November 30, 2018

DBX ETF TRUST

Xtrackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated September 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.30
Other Expenses	None
Total Annual Fund Operating Expenses	0.30
Fee Waiver and/or Expense Reimbursement*	(0.15)
Total Annual Fund Operating Expenses After Fee Waiver	0.15

*The Adviser has contractually agreed, until November 30, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$15	$81	$154	$366